Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt (Tables) [Line Items]
Schedule of debt

	(in thousands)
As of June 30, 2022	Unpaid Principal	Unamortized Short-term	Long- term	Issuance Costs	Net Carrying Value
2022 B. Riley bridge loan	$20,342	$20,342	$—	$—	$20,342
2021 Cox convertible promissory note	15,000	—	15,000	—	15,000
2021 Convertible promissory notes	675	175	500	—	675
2020 Secured convertible promissory note	55,000	—	55,000	(267)	54,733
2020 Convertible promissory notes	2,525	2,525	—	—	2,525
2020 PPP loan	1,123	1,123	—	—	1,123
Other loans	—	—	—	—	—

Total principal amount outstanding	$94,665	$24,165	$70,500	$(267)	$94,398

	(in thousands)
As of December 31, 2021	Unpaid Principal	Unamortized Short-term	Long- term	Issuance Costs	Net Carrying Value
2021 Cox convertible promissory note	$15,000	$—	$15,000	$—	$15,000
2021 Convertible promissory notes	675	—	675	—	675
2020 Secured convertible promissory note	55,000	—	55,000	(358)	54,642
2020 Convertible promissory notes	2,525	2,025	500	—	2,525
2020 PPP loan	1,123	1,123	—	—	1,123
Other loans	37	—	37	37	—

Total principal amount outstanding	$74,360	$3,148	$71,212	$(358)	$74,002

	(in thousands)
	December 31, 2021	December 31, 2020
2021 Cox convertible promissory note	$15,000	$—
2021 Convertible promissory notes	675	—
2020 Secured convertible promissory note	55,000	30,000
2020 Convertible promissory notes	2,525	2,525
2020 PPP loan	1,123	1,123
Related party loans	—	496
Other loans	37	—

Total principal amount outstanding	74,360	34,144

Less: Short-term debt	(3,148)	(2,910)
Less: Unamortized debt issuance costs	(358)	(251)

Long-term debt, net	$70,854	$30,983

Schedule of long-term debt maturities
Future Maturities

	(in thousands)
Years ending December 31,	Non- Convertible Debt	Convertible Debt	Total
2022 (remainder)	$21,465	$2,025	$23,490
2023	—	71,175	71,175
2024
2025
2026
Thereafter	—	—	—

	$21,465	$73,200	$94,665

(in thousands)
Years ending December 31,
2022	$3,148
2023	71,175
2024	—
2025	—
2026	—
Thereafter	37

$74,360